DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)					3 Months Ended	10 Months Ended	12 Months Ended
	Jul. 29, 2022 USD ($) item director	Jul. 13, 2021 USD ($) $ / shares shares	Jul. 09, 2021 USD ($) $ / shares shares	Feb. 26, 2021 item	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 15, 2021 $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Condition for future business combination number of businesses minimum | item				1
Gross proceeds						$ 140,317,771
Payments for investment of cash in trust account						$ 146,625,000
Condition for future business combination use of proceeds percentage					80		80
Condition for future business combination threshold percentage ownership					50		50
Condition for future business combination threshold net tangible assets					$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent					15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%		100.00%
Redemption period upon closure					24 months		24 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)					10 days		10 days
Maximum allowed dissolution expenses					$ 100,000		$ 100,000
cash on hand	$ 50,000,000
Number of board of directors | director	7
Number of individuals nominated by Marti | director	6
Number of individuals nominated by callaway | director	1
Number of classes of directors | item	3
Term of directors per each class	3 years
Aggregate principal amount	$ 49,500,000
Percentage of interest payable semi-annually	15.00%
Percentage of interest payable interest payable in cash	10.00%
Percentage of interest payable interest payable in kind	5.00%
Principal amount per share	$ 1,000
Minimum cash condition	$ 150,000,000
Cash					142,759		251,865
Working Capital					$ 3,187,515		$ 2,830,289
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares			7,250,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Units, net of underwriting discounts (in shares) | shares		12,500,000	12,500,000
Gross proceeds		$ 125,000,000	$ 125,000,000
Price per share | $ / shares		$ 10.00	$ 10.00
Payments for investment of cash in trust account		$ 146,625,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares					6,500,000		6,500,000
Price of warrant | $ / shares					$ 1.00		$ 1.00
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Units, net of underwriting discounts (in shares) | shares		1,875,000
Gross proceeds		$ 18,750,000
Price per share | $ / shares		$ 10.00
Over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares								750,000
Price of warrant | $ / shares								$ 1.00
Sponsor | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares		7,250,000
Price of warrant | $ / shares		$ 1.00	$ 1.00